RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 10,427	$ 9,955
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,423	9,947
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4	8
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	794	3,159
Fiscal year before current fiscal year	2,949	1,689
Two years before current fiscal year	1,489	902
Three years before current fiscal year	772	531
Four years before current fiscal year	445	229
Prior	224	73
Total	6,673	6,583
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	794	3,159
Fiscal year before current fiscal year	2,949	1,688
Two years before current fiscal year	1,489	901
Three years before current fiscal year	772	531
Four years before current fiscal year	445	229
Prior	224	73
Total	6,673	6,581
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	1
Two years before current fiscal year	0	1
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
Prior	0	0
Total	0	2
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	234	881
Fiscal year before current fiscal year	981	524
Two years before current fiscal year	578	295
Three years before current fiscal year	325	190
Four years before current fiscal year	206	105
Prior	201	72
Total	2,525	2,067
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	234	881
Fiscal year before current fiscal year	981	524
Two years before current fiscal year	578	295
Three years before current fiscal year	325	190
Four years before current fiscal year	206	105
Prior	201	72
Total	2,525	2,067
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
Prior	0	0
Total	0	0
Retail | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	137	579
Fiscal year before current fiscal year	507	361
Two years before current fiscal year	311	168
Three years before current fiscal year	140	100
Four years before current fiscal year	73	45
Prior	25	5
Total	1,193	1,258
Retail | Asia Pacific | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	137	579
Fiscal year before current fiscal year	506	357
Two years before current fiscal year	310	167
Three years before current fiscal year	139	99
Four years before current fiscal year	72	45
Prior	25	5
Total	1,189	1,252
Retail | Asia Pacific | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	4
Two years before current fiscal year	1	1
Three years before current fiscal year	1	1
Four years before current fiscal year	1	0
Prior	0	0
Total	4	6
Retail | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	47
Retail | Europe, Middle East, Africa | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	47
Retail | Europe, Middle East, Africa | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	39	28
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12	13
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	15	1
Retail | 31-60 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12	10
Retail | 31-60 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	4
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11	8
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11	8
Retail | 61-90 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	50	36
Retail | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12	13
Retail | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	15	1
Retail | Total Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	23	18
Retail | Total Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	4
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,373	9,911
Retail | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,661	6,568
Retail | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,510	2,066
Retail | Current | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,166	1,234
Retail | Current | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	43
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,621	5,373
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,618	5,351
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	22
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,426	2,339
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,423	2,339
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	902	655
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	902	633
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	22
Wholesale | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	451	449
Wholesale | Asia Pacific | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	451	449
Wholesale | Asia Pacific | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,842	1,930
Wholesale | Europe, Middle East, Africa | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,842	1,930
Wholesale | Europe, Middle East, Africa | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	7
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4	2
Wholesale | 31-60 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	5
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	2
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	1
Wholesale | 61-90 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	1
Wholesale | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	9
Wholesale | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11	3
Wholesale | Total Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	6
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,604	5,342
Wholesale | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,423	2,339
Wholesale | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	902	633
Wholesale | Current | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	440	446
Wholesale | Current | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 1,839	$ 1,924